Securities - Additional information (Details) $ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2019 USD ($) security	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($)
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Aggregate unrealized loss position of the securities	$ 0	$ 0	$ 4,225
Realized gains on sales of securities	0	0
Securities pledged to secure public deposits	0	0
Maximum
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Aggregate unrealized loss position of the securities	$ 500	$ 500	500
U.S. Government and agency obligations
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of securities in unrealized loss position in for greater than twelve months | security	2	2
Mortgage-backed securities - residential
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of securities in unrealized loss position in for less than twelve months | security	1	1
State and political subdivisions
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of securities in unrealized loss position in for greater than twelve months | security	2	2
Aggregate unrealized loss position of the securities	$ 0	$ 0	4,060
Mortgage-backed securities - residential
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of securities in unrealized loss position in for less than twelve months | security	5	5
Aggregate unrealized loss position of the securities	$ 0	$ 0	$ 165